Income Taxes - Summary of components of income tax expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current tax expense
Current year	¥ 25,839	¥ 18,145	¥ 20,752
Adjustments for current tax of prior periods	(420)	605	262
Subtotal	25,419	18,750	21,014
Deferred tax expense
Origination and reversal of temporary differences	10,286	9,094	4,138
(Recognition of previously unrecognized) /Derecognition of previously recognized tax losses	9,825	(1,131)	(618)
Derecognition of previously recognized/(recognition of previously unrecognized) deductible temporary differences	(34,280)	(1,335)	2,250
Subtotal	(14,169)	6,628	5,770
Income taxes	¥ 11,250	¥ 25,378	¥ 26,784